Vident U.S. Bond Strategy ETFTM
Schedule of Investments
May 31, 2024 (Unaudited)

Principal Amount	Security Description	Value
CORPORATE BONDS - 24.9%
	Communication Services - 0.4%
	Corning, Inc.
$685,000	11/15/2079, 5.450%	$629,331
	Fox Corporation
1,350,000	01/25/2049, 5.576%	1,231,585
		1,860,916
	Consumer Discretionary - 2.1%
	AutoNation, Inc.
1,500,000	03/01/2032, 3.850%	1,320,128
	Brunswick Corporation
1,630,000	08/18/2031, 2.400%	1,292,355
	Dick's Sporting Goods, Inc.
1,815,000	01/15/2052, 4.100%	1,285,061
	General Motors Company
1,225,000	04/01/2046, 6.750%	1,283,901
	Lear Corporation
1,420,000	05/15/2049, 5.250%	1,271,354
	Tapestry, Inc.
1,670,000	03/15/2032, 3.050%	1,341,418
	Warnermedia Holdings, Inc.
1,600,000	03/15/2062, 5.391%	1,256,219
		9,050,436
	Consumer Staples - 0.8%
	Altria Group, Inc.
1,600,000	05/06/2050, 4.450%	1,222,763
	Kraft Heinz Foods Company
105,000	01/26/2039, 6.875%	116,266
990,000	02/09/2040, 6.500%	1,058,334
	Philip Morris International, Inc.
1,370,000	11/15/2043, 4.875%	1,218,431
		3,615,794
	Energy - 4.1%
	Apache Corporation
1,550,000	09/01/2040, 5.100%	1,334,996
	Continental Resources, Inc.
1,610,000	06/01/2044, 4.900%	1,327,728
	Devon Energy Corporation
1,175,000	09/30/2031, 7.875%	1,331,208
	EnLink Midstream Partners LP
1,450,000	06/01/2047, 5.450%	1,259,020
	Enterprise Products Operating LLC
1,350,000	02/15/2078, 5.375% (c)	1,256,083
	EQT Corporation
1,120,000	02/01/2030, 7.000%	1,183,790
	Halliburton Company
375,000	09/15/2039, 7.450%	444,613
	Hess Corporation
1,050,000	01/15/2040, 6.000%	1,082,034
	Marathon Oil Corporation
1,045,000	10/01/2037, 6.600%	1,127,334
265,000	06/01/2045, 5.200%	244,404
	Marathon Petroleum Corporation
1,045,000	03/01/2041, 6.500%	1,099,312
	NOV, Inc.
1,670,000	12/01/2042, 3.950%	1,254,910
	ONEOK Partners LP
1,245,000	02/01/2041, 6.125%	1,251,030
	Ovintiv, Inc.
1,100,000	11/01/2031, 7.375%	1,200,404
	Phillips 66 Company
1,030,000	10/01/2046, 4.900%	905,822
	Valero Energy Corporation
1,100,000	06/15/2037, 6.625%	1,172,411
		17,475,099
	Financials - 9.8%
	Ally Financial, Inc.
1,290,000	02/14/2033, 6.700%	1,289,594
	American Assets Trust LP
1,570,000	02/01/2031, 3.375%	1,286,822
	Ares Capital Corporation
1,590,000	11/15/2031, 3.200%	1,316,182
	Athene Holding, Ltd.
1,810,000	05/25/2051, 3.950%	1,289,793
	Blackstone Private Credit Fund
1,250,000	01/25/2031, 6.250% (b)	1,247,593
	Blackstone Secured Lending Fund
1,530,000	09/30/2028, 2.850%	1,342,410
	Blue Owl Capital Corporation
1,400,000	07/15/2026, 3.400%	1,317,967
	Brighthouse Financial, Inc.
1,690,000	06/22/2047, 4.700%	1,307,303
	Capital One Financial Corporation
1,645,000	07/29/2032, 2.359% (c)	1,282,557
	Citizens Financial Group, Inc.
1,360,000	07/27/2026, 2.850%	1,280,754
	Comerica Bank
1,385,000	08/25/2033, 5.332% (c)	1,231,659
	Corebridge Financial, Inc.
1,245,000	12/15/2052, 6.875% (c)	1,252,207
	Discover Financial Services
1,200,000	11/29/2032, 6.700%	1,252,657
	Enstar Finance LLC
1,400,000	01/15/2042, 5.500% (c)	1,366,517
	Fifth Third Bancorp
910,000	03/01/2038, 8.250%	1,065,087
	Fifth Third Bank
280,000	Series BKNT - 03/15/2026, 3.850%	270,877
	Globe Life, Inc.
1,350,000	09/15/2028, 4.550%	1,271,516
	GLP Capital LP / GLP Financing II, Inc.
1,305,000	06/01/2028, 5.750%	1,300,795
	Huntington Bancshares, Inc.
1,755,000	08/15/2036, 2.487% (c)	1,323,769
	Kilroy Realty LP
1,540,000	02/15/2030, 3.050%	1,295,236
	Legg Mason, Inc.
1,100,000	01/15/2044, 5.625%	1,069,965
	Lincoln National Corporation
1,170,000	06/15/2040, 7.000%	1,279,808
	Manufacturers & Traders Trust Company
1,420,000	Series BKNT - 08/17/2027, 3.400%	1,314,498
	Markel Group, Inc.
1,100,000	04/05/2046, 5.000%	967,688
	MetLife, Inc.
900,000	08/01/2039, 10.750%	1,199,058
	MGIC Investment Corporation
1,290,000	08/15/2028, 5.250%	1,251,946
	Prudential Financial, Inc.
1,375,000	09/15/2047, 4.500% (c)	1,297,327
	Regions Bank
1,308,000	Series BKNT - 06/26/2037, 6.450%	1,335,044
	Synchrony Financial
1,340,000	08/04/2026, 3.700%	1,272,604
	Synovus Bank
1,350,000	02/15/2028, 5.625%	1,301,836
	Truist Financial Corporation
1,390,000	Series MTN - 07/28/2033, 4.916% (c)	1,282,286
	Unum Group
1,290,000	08/15/2042, 5.750%	1,241,316
	US Bancorp
1,635,000	11/03/2036, 2.491% (c)	1,276,622
	Zions Bancorp
1,580,000	10/29/2029, 3.250%	1,309,300
		41,990,593
	Health Care - 0.7%
	Cardinal Health, Inc.
1,000,000	06/15/2047, 4.368%	805,308
	Centene Corporation
1,350,000	12/15/2029, 4.625%	1,272,267
	HCA, Inc.
1,000,000	06/15/2047, 5.500%	926,837
		3,004,412
	Industrials - 1.4%
	BNSF Funding Trust I
1,210,000	12/15/2055, 6.613% (c)	1,203,081
	FedEx Corporation
1,205,000	01/15/2044, 5.100%	1,094,251
	Flowserve Corporation
1,410,000	10/01/2030, 3.500%	1,249,875
	Owens Corning
1,260,000	07/15/2047, 4.300%	1,023,082
	Vontier Corporation
1,620,000	04/01/2031, 2.950%	1,333,645
		5,903,934
	Information Technology - 0.8%
	HP, Inc.
1,095,000	09/15/2041, 6.000%	1,119,495
	Kyndryl Holdings, Inc.
1,700,000	10/15/2041, 4.100%	1,304,527
	Qorvo, Inc.
1,015,000	10/15/2029, 4.375%	949,089
		3,373,111
	Materials - 1.0%
	Dow Chemical Company
750,000	05/15/2039, 9.400%	993,190
	FMC Corporation
1,250,000	05/18/2053, 6.375%	1,247,853
	Freeport-McMoRan, Inc.
1,280,000	03/15/2043, 5.450%	1,207,210
	Mosaic Company
1,050,000	11/15/2043, 5.625%	995,882
		4,444,135
	Real Estate - 1.7%
	Brixmor Operating Partnership LP
1,285,000	07/01/2030, 4.050%	1,181,524
	COPT Defense Properties LP
1,610,000	04/15/2031, 2.750%	1,323,590
	EPR Properties
1,445,000	08/15/2029, 3.750%	1,284,605
	Sabra Health Care LP
1,630,000	12/01/2031, 3.200%	1,342,005
	Simon Property Group LP
950,000	02/01/2040, 6.750%	1,034,027
	VICI Properties LP
750,000	05/15/2052, 5.625%	670,638
600,000	04/01/2054, 6.125%	575,218
		7,411,607
	Utilities - 2.1%
	American Electric Power Company, Inc.
1,430,000	02/15/2062, 3.875% (c)	1,308,832
	CMS Energy Corporation
1,420,000	06/01/2050, 4.750% (c)	1,306,228
	Duke Energy Corporation
1,500,000	01/15/2082, 3.250% (c)	1,345,730
	National Fuel Gas Company
1,230,000	01/15/2026, 5.500%	1,224,989
	NextEra Energy Capital Holdings, Inc.
1,140,000	12/01/2077, 4.800% (c)	1,048,782
330,000	03/15/2082, 3.800% (c)	301,419
	Sempra
1,415,000	04/01/2052, 4.125% (c)	1,307,082
	Southern Company
1,355,000	Series 21-A - 09/15/2051, 3.750% (c)	1,262,847
		9,105,909
	TOTAL CORPORATE BONDS (Cost $109,291,930)	107,235,946

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 9.9%
	Federal National Mortgage Association
410,000	06/15/2041, 3.500% (a)	358,993
690,000	06/15/2041, 4.500% (a)	651,846
5,085,000	06/15/2041, 6.000% (a)	5,087,059
970,000	06/15/2042, 3.000% (a)	814,323
300,000	06/15/2042, 4.000% (a)	275,463
1,580,000	06/15/2045, 2.500% (a)	1,273,486
460,000	06/15/2045, 3.000% (a)	396,955
300,000	06/15/2045, 3.500% (a)	267,506
2,420,000	06/15/2051, 2.000% (a)	1,864,078
2,711,589	04/01/2052, 4.000%	2,463,676
3,452,761	05/01/2052, 4.000%	3,137,886
3,538,820	06/01/2052, 4.000%	3,212,932
6,095,000	09/25/2052, 6.500% (a)	6,191,817
2,300,000	07/25/2053, 7.000% (a)	2,362,719
		28,358,739
	Government National Mortgage Association
1,050,000	06/15/2041, 5.000% (a)	1,018,092
870,000	06/01/2050, 2.500% (a)	724,333
1,600,000	06/15/2051, 2.000% (a)	1,280,699
1,690,000	06/15/2053, 5.500% (a)	1,675,362
2,370,000	06/15/2053, 6.000% (a)	2,384,261
5,980,000	08/20/2053, 6.500% (a)	6,068,065
900,000	10/20/2053, 7.000% (a)	918,175
		14,068,987
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $43,367,324)	42,427,726

U.S. GOVERNMENT AGENCY ISSUES - 3.0%
	Financials - 1.2%
	Federal Farm Credit Banks Funding Corporation
700,000	06/23/2026, 4.375%	692,574
580,000	08/14/2026, 4.500%	576,064
		1,268,638
	Federal Home Loan Banks
430,000	09/04/2025, 0.375%	406,367
190,000	11/17/2026, 4.625%	189,576
340,000	12/21/2026, 1.250%	311,677
300,000	01/15/2027, 4.125%	295,859
100,000	07/15/2036, 5.500%	107,273
		1,310,752
	Federal Home Loan Mortgage Corporation
430,000	09/23/2025, 0.375%	404,473
650,000	11/15/2038, 5.397% (f)	314,202
		718,675
	Federal National Mortgage Association
290,000	11/07/2025, 0.500%	272,019
750,000	04/24/2026, 2.125%	712,458
475,000	09/24/2026, 1.875%	444,409
100,000	01/15/2030, 7.125%	112,271
100,000	05/15/2030, 7.250%	113,563
75,000	11/15/2030, 6.625%	83,150
100,000	07/15/2037, 5.625%	108,033
		1,845,903
	Utilities - 1.8%
	Tennessee Valley Authority
530,000	11/01/2025, 6.750%	543,620
775,000	02/01/2027, 2.875%	740,072
370,000	03/15/2028, 3.875%	359,785
425,000	05/01/2030, 7.125%	477,084
505,000	04/01/2036, 5.880%	549,181
785,000	01/15/2038, 6.150%	875,091
1,300,000	09/15/2039, 5.250%	1,334,271
955,000	12/15/2042, 3.500%	778,216
940,000	04/01/2056, 5.375%	976,630
420,000	09/15/2060, 4.625%	375,910
660,000	09/15/2065, 4.250%	552,549
		7,562,409
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $13,222,111)	12,706,377

U.S. GOVERNMENT NOTES/BONDS - 61.3%
	U.S. Treasury Bonds - 19.3%
	United States Treasury Bonds
1,680,000	05/15/2041, 2.250%	1,197,394
4,475,000	08/15/2041, 1.750%	2,910,236
3,200,000	11/15/2041, 2.000%	2,162,813
3,285,000	11/15/2041, 3.125%	2,665,726
2,060,000	02/15/2042, 2.375%	1,477,084
3,625,000	02/15/2042, 3.125%	2,929,878
4,250,000	05/15/2042, 3.000%	3,358,330
3,490,000	05/15/2042, 3.250%	2,862,891
4,835,000	08/15/2042, 2.750%	3,661,568
3,240,000	08/15/2042, 3.375%	2,699,515
4,635,000	11/15/2042, 2.750%	3,498,520
3,295,000	11/15/2042, 4.000%	2,995,618
5,050,000	02/15/2043, 3.125%	4,033,490
2,510,000	02/15/2043, 3.875%	2,237,773
4,310,000	05/15/2043, 2.875%	3,299,002
2,845,000	05/15/2043, 3.875%	2,532,383
4,525,000	08/15/2043, 3.625%	3,878,066
360,000	08/15/2043, 4.375%	342,928
4,210,000	11/15/2043, 3.750%	3,669,936
4,185,000	02/15/2044, 3.625%	3,575,396
4,745,000	05/15/2044, 3.375%	3,897,758
4,635,000	08/15/2044, 3.125%	3,653,140
4,330,000	11/15/2044, 3.000%	3,332,578
3,905,000	02/15/2045, 2.500%	2,743,873
4,195,000	05/15/2045, 3.000%	3,214,910
1,115,000	08/15/2045, 2.875%	834,595
1,915,000	11/15/2045, 3.000%	1,462,806
3,945,000	02/15/2046, 2.500%	2,740,542
3,811,000	05/15/2046, 2.500%	2,639,564
3,570,000	08/15/2046, 2.250%	2,344,974
		82,853,287
	U.S. Treasury Notes - 42.0%
	United States Treasury Notes
16,703,000	09/15/2025, 3.500%	16,372,202
14,309,000	09/30/2025, 3.000%	13,931,712
3,280,000	10/15/2025, 4.250%	3,244,125
2,565,000	10/31/2025, 3.000%	2,493,861
280,000	11/30/2025, 0.375%	261,423
590,000	12/31/2025, 2.625%	568,774
17,776,000	02/15/2026, 6.000%	18,128,743
4,390,000	02/28/2026, 0.500%	4,066,152
4,300,000	02/28/2026, 2.500%	4,124,389
3,355,000	03/15/2026, 4.625%	3,336,325
1,190,000	03/31/2026, 0.750%	1,104,050
2,485,000	03/31/2026, 2.250%	2,369,875
2,380,000	04/15/2026, 3.750%	2,330,122
1,775,000	04/30/2026, 0.750%	1,641,910
1,355,000	04/30/2026, 2.375%	1,292,913
1,410,000	05/15/2026, 1.625%	1,324,959
1,130,000	05/15/2026, 3.625%	1,103,339
22,465,000	05/31/2026, 0.750%	20,716,503
24,725,000	05/31/2026, 2.125%	23,436,596
23,045,000	06/15/2026, 4.125%	22,710,577
2,300,000	06/30/2026, 1.875%	2,165,773
4,000,000	06/30/2026, 0.875%	3,689,219
10,220,000	07/15/2026, 4.500%	10,145,745
500,000	07/31/2026, 0.625%	457,227
3,900,000	07/31/2026, 1.875%	3,665,086
8,200,000	08/15/2026, 1.500%	7,633,047
8,600,000	08/15/2026, 4.375%	8,515,176
		180,829,823
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $266,959,047)	263,683,110

MONEY MARKET FUNDS - 7.5%
	Money Market Deposit Account - 7.5%
32,501,797	U.S. Bank Money Market Deposit Account, 4.21% (d)(e)	32,501,797
	TOTAL MONEY MARKET FUNDS (Cost $32,501,797)	32,501,797
	TOTAL INVESTMENTS - 106.6% (Cost $465,342,209)	458,554,956
	Liabilities in Excess of Other Assets - (6.6)%	(28,314,217)
	NET ASSETS - 100.0%	$430,240,739

Percentages are stated as a percent of net assets.

(a)	Security purchased on a forward-commitment basis ("TBA commitment"). On May 31, 2024, the total value of TBA commitments was $33,613,232 or 7.81% of net assets.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. At May 31, 2024, the value of these securities amounted to $1,247,593 or 0.3% of net assets.
(c)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate shown is the rate in effect as of May 31, 2024.

(d)
All or a portion of this security has been pledged as collateral in connection with TBA commitments. At May  31,  2024,  the  value  of  securities  pledged  amounted  to  $32,501,797.  In  addition,  the  Fund  held  cash collateral in the amount of $1,710,000

(e)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2024.

(f)	Zero coupon bond, rate shown is the effective yield as of May 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$107,235,946	$-	$107,235,946
Mortgage Backed Securities - U.S. Government Agency	-	42,427,726	-	42,427,726
U.S. Government Agency Issues	-	12,706,377	-	12,706,377
U.S. Government Notes/Bonds	-	263,683,110	-	263,683,110
Short-Term Investments	32,501,797	-	-	32,501,797
Total Investments in Securities	$32,501,797	$426,053,159	$-	$458,554,956

^See Schedule of Investments for breakout of investments by sector classification.

For the period ended May 31, 2024, the Fund did not recognize any transfers to or from Level 3.